Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 7,099	$ 5,224
Cash at bank	993,185	951,751
Total cash and cash equivalents	$ 1,000,284	$ 956,975	$ 441,278	$ 1,606,611